12 Concentrations	3 Months Ended
Sep. 30, 2012
Notes
12 Concentrations

12           CONCENTRATIONS

Sales to three major customers accounted for 18%, 17% and 15% of total sales for the three months ended September 30, 2012.  Sales to two major customers were 27% and 23% of total sales for the three months ended September 30, 2011.  As of September 30, 2012, three major customers accounted for nil, 17% and 0.4% of Company’s accounts receivable balance. As of September 30, 2011, two major customers accounted for 28% and 0.4% of Company’s accounts receivable balance.

Sales of two major products represented approximately 92% and 3% of total sales for the three months ended September 30, 2012.  Sales of two major products represented approximately 86% and 5% of total sales for the three months ended September 30, 2011.